Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Deductible temporary difference
Deferred tax assets	₨ 272,291	₨ 294,626
Taxable temporary difference
Deferred tax liabilities	(272,291)	(294,626)
Mat Credit Entitlement	236,046	0	₨ 0
Net deferred tax asset (liability) recognised in Balance Sheet	236,046	0		$ 3,411
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	272,291	294,626
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(146,703)	(148,106)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ (125,588)	₨ (146,520)